Accrued Expenses and Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Expenses and Deferred Revenue
Schedule of accrued expenses and deferred revenue

	December 31,
	2020	2019
Accrued salaries and Board fees	8,134	4,726
Vacation pay liabilities	4,921	1,904
Social security costs	3,440	2,975
Accrued expenses for research and development	14,135	1,176
Deferred revenue	—	874
Accrued expenses for administrative and selling	10,756	4,144
Other accrued expenses	—	9,716
Total	41,386	25,515